CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS	6 Months Ended
Dec. 31, 2025
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

17.   CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

Other than the matters outlined in Note 2 and 4, there were no other significant changes to the contingencies, commitments and restrictions on the distribution of profits from the disclosure made in the consolidated financial statement as of June 30, 2025.